Taxation - Tax Loss Carryforwards and Corresponding Jurisdictions (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 147,620
Argentina | 2022
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	26,118
Argentina | 2023
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	413
Argentina | 2024
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	63,330
Argentina | 2025
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	57,759
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	110,474
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	2,024
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 26,864